Consolidated Statement of Financial Position - Forum Energy PLC (Forum Energy PLC, USD $)	Dec. 31, 2011	Dec. 31, 2010
Forum Energy PLC
Non-current assets
Property, plant and equipment (Note 9)	$ 5,888	$ 3,673
Intangible assets (Note 10)	50,730	42,630
Investments (Note 11)	24	18
Total non-current assets	56,642	46,321
Current assets
Inventories (Note 11)	57	419
Trade and other receivables (Note 13)	1,862	1,151
Cash and cash equivalents (Note 18)	2,761	2,464
Total current assets	4,680	4,034
Total assets	61,322	50,355
Non-current liabilities
Loans (Note 14)	6,000
Other liabilities and provisions (Note 14)	3,929	3,994
Total non-current liabilities (Note 14)	9,929	3,994
Current liabilities
Trade payable and other payables (Note 14)	3,964	2,352
Total current liabilities	3,964	2,352
Total liabilities	13,893	6,346
Total net assets	47,429	44,009
Capital and reserves attributable to equity holders of the Company
Share capital (Note 15)	5,982	5,982
Share premium (Note 15)	50,964	50,964
Share option reserve	438	438
Retained deficit	(11,252)	(14,709)
Stockholders Equity	46,132	42,675
Non-controlling interest	1,297	1,334
Total equity	$ 47,429	$ 44,009